UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.
                                       Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                     -

This Amendment (Check only one.):  [   ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SCGE MANAGEMENT, LP
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Address:  3000 Sand Hill Road
          -------------------
          Menlo Park, CA 94025
          --------------------

Form 13F File Number:  028-14804
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Ho
           -----------------------
Title:     Chief Operating Officer
           -----------------------
Phone:     650-854-3927
           -----------------------

Signature, Place, and Date of Signing:

/s/ Ralph Ho           April 12, 2012        California
------------------     --------------        ----------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     28-
     -----                    ----------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $ 400
                                              ---
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number     Name


                                                       SCGE MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011

                                                                                                        VOTING AUTHORITY
                                                                                                        ----------------
                                                   VALUE X  SHARES/   SH/   PUT/   INVSTMT    OTHER
NAME OF ISSUER        TITLE OF CLASS    CUSIP      ($1000)  PRN AMT   PRN   CALL   DISCRETN   MGRS    SOLE     SHARED   NONE
--------------        --------------    -----      ------   -------   ---   ----   --------   ----    ----     ------   ----


JIVE SOFTWARE INC     COM               47760A108  400      25,000    SH           Sole               25,000    0       0
